Income Tax Expense - Summary of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
In Dollars
Income before income tax	$ 560,723	$ 676,764
Income tax using the Company's statutory tax rate	148,592	179,342
Rate differential between jurisdictions	200	548
Variation in tax rate	(1,053)	1,551
Non deductible expenses	6,839	2,005
Tax deductions and tax exempt income	(17,021)	(14,909)
Adjustment for prior years	(272)	(1,950)
Multi-jurisdiction tax	954	5,300
Income tax expense	$ 138,239	$ 171,887
In Percent
Income tax using the Company's statutory tax rate	26.50%	26.50%
Rate differential between jurisdictions	0.00%	0.10%
Variation in tax rate	(0.20%)	0.20%
Non deductible expenses	1.20%	0.30%
Tax deductions and tax exempt income	(3.00%)	(2.20%)
Adjustment for prior years	0.00%	(0.30%)
Multi-jurisdiction tax	0.20%	0.80%
Average effective tax rate	24.70%	25.40%